Document and Entity Information	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 27, 2024
Entity Registrant Name	TAKE TWO INTERACTIVE SOFTWARE INC
Entity Incorporation State Country Code	DE
Entity File Number	001-34003
Entity Tax Identification Number	51-0350842
Entity Address Address Line 1	110 West 44th Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	646
Local Phone Number	536-2842
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	TTWO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends and supplements our Current Report on Form 8-K filed with the Securities and Exchange Commission on April 1, 2024 (the “Original 8-K”) to provide final information regarding the number of shares issued in connection with the closing of the acquisition of The Gearbox Entertainment Company, Inc., a Delaware corporation (“Gearbox”), by Take-Two Interactive Software, Inc., a Delaware corporation (the “Company”).
Entity Central Index Key	0000946581